(2_FIDELITY_LOGOS)FIDELITY

CAPITAL & INCOME
FUND
ANNUAL REPORT
APRIL 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     30   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    34   Notes to the financial statements.

REPORT OF INDEPENDENT    39   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS
OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE
FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISK,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS
CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES
AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although there have been some positive market indications so far in 1995, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1995             PAST 1   PAST 5    PAST 10
                                         YEAR     YEARS      YEARS

Capital & Income                         4.63%    115.61%   216.03%

Merrill Lynch High Yield Master Index    10.57%   94.23%    220.32%

Salomon Brothers Long Term High Yield    11.90%   110.13%   214.14%
Index

Average High Current Yield Fund          5.54%    84.57%    161.12%

Consumer Price Index                     3.05%    17.84%    42.10%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index and the Salomon Brothers Long Term High Yield Index - both are broad measures of the high yield bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average high current yield fund, which reflects the performance of 99 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1995             PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS     YEARS

Capital & Income                         4.63%    16.61%   12.19%

Merrill Lynch High Yield Master Index    10.57%   14.20%   12.35%

Salomon Brothers Long Term High Yield    11.90%   16.01%   12.13%
Index

Average High Current Yield Fund          5.54%    12.96%   9.97%

Consumer Price Index                     3.05%    3.34%    3.58%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              Capital & IncomeHigh Yield Maste
     04/30/85        10000.00        10000.00
     05/31/85        10563.59        10402.76
     06/30/85        10637.14        10599.18
     07/31/85        10725.04        10673.35
     08/31/85        10883.31        10849.46
     09/30/85        10936.09        10970.78
     10/31/85        11073.58        11094.77
     11/30/85        11257.86        11303.50
     12/31/85        11703.79        11633.93
     01/31/86        11761.18        11712.88
     02/28/86        12294.89        12210.59
     03/31/86        12702.93        12477.78
     04/30/86        12883.95        12672.63
     05/31/86        13029.16        12820.43
     06/30/86        13199.73        12950.30
     07/31/86        13098.05        12779.80
     08/31/86        13261.36        13015.65
     09/30/86        13317.31        13123.37
     10/31/86        13696.61        13354.26
     11/30/86        13737.94        13462.99
     12/31/86        13809.09        13535.69
     01/31/87        14275.58        13918.42
     02/28/87        14519.11        14148.20
     03/31/87        14647.40        14304.64
     04/30/87        14280.15        13992.68
     05/31/87        14189.11        13929.63
     06/30/87        14423.39        14122.19
     07/31/87        14404.10        14199.03
     08/31/87        14551.50        14341.31
     09/30/87        14069.75        14011.34
     10/31/87        13507.94        13636.98
     11/30/87        13812.48        13981.84
     12/31/87        13990.14        14167.50
     01/31/88        14442.99        14555.19
     02/29/88        14841.87        14950.14
     03/31/88        14745.57        14925.41
     04/30/88        14853.30        14968.52
     05/31/88        14860.48        15046.65
     06/30/88        15156.33        15334.33
     07/31/88        15316.98        15496.37
     08/31/88        15323.42        15547.29
     09/30/88        15486.13        15704.00
     10/31/88        15652.64        15948.68
     11/30/88        15645.85        16008.42
     12/31/88        15751.08        16076.16
     01/31/89        16041.00        16317.25
     02/28/89        16130.27        16426.90
     03/31/89        16032.46        16412.28
     04/30/89        15973.21        16460.72
     05/31/89        16259.89        16763.76
     06/30/89        16602.30        17001.26
     07/31/89        16633.53        17081.77
     08/31/89        16631.95        17166.15
     09/30/89        16117.40        17002.73
     10/31/89        15402.53        16733.79
     11/30/89        15436.10        16771.29
     12/31/89        15244.61        16756.13
     01/31/90        14733.54        16428.64
     02/28/90        14468.18        16189.40
     03/31/90        14610.40        16408.24
     04/30/90        14657.16        16491.60
     05/31/90        14968.36        16789.49
     06/30/90        15302.08        17114.77
     07/31/90        15639.20        17476.45
     08/31/90        15263.75        16807.42
     09/30/90        14855.07        16076.43
     10/31/90        14384.47        15667.33
     11/30/90        14576.05        15800.05
     12/31/90        14658.25        16027.72
     01/31/91        14737.70        16254.29
     02/28/91        15477.04        17460.73
     03/31/91        16154.71        18211.47
     04/30/91        16829.25        18860.01
     05/31/91        16887.92        18952.10
     06/30/91        17243.80        19333.36
     07/31/91        17800.11        19796.60
     08/31/91        18040.60        20212.69
     09/30/91        18285.44        20470.13
     10/31/91        18730.81        21078.41
     11/30/91        18839.64        21321.89
     12/31/91        19029.23        21569.59
     01/31/92        20176.83        22323.73
     02/29/92        21029.08        22878.15
     03/31/92        21926.85        23197.36
     04/30/92        22374.68        23366.21
     05/31/92        22644.99        23738.91
     06/30/92        22905.73        24033.86
     07/31/92        23359.98        24520.81
     08/31/92        23594.06        24845.45
     09/30/92        23820.68        25128.54
     10/31/92        23578.83        24811.17
     11/30/92        23803.24        25162.55
     12/31/92        24366.82        25486.54
     01/31/93        25297.22        26114.12
     02/28/93        25822.70        26608.42
     03/31/93        26643.47        27069.73
     04/30/93        26856.38        27264.04
     05/31/93        27394.67        27631.04
     06/30/93        28459.21        28150.17
     07/31/93        28723.41        28452.74
     08/31/93        28959.02        28723.98
     09/30/93        29114.68        28865.71
     10/31/93        29699.97        29409.46
     11/30/93        30016.89        29570.31
     12/31/93        30435.09        29865.99
     01/31/94        31349.24        30520.50
     02/28/94        31334.07        30301.01
     03/31/94        30524.14        29313.60
     04/30/94        30202.79        28971.04
     05/31/94        30166.98        28867.82
     06/30/94        29778.69        29504.04
     07/31/94        29976.25        29711.39
     08/31/94        29978.72        29917.83
     09/30/94        29940.11        29906.43
     10/31/94        29746.06        29982.44
     11/30/94        29219.72        29727.39
     12/31/94        29031.90        29518.19
     01/31/95        29478.70        29935.29
     02/28/95        30667.48        30869.31
     03/31/95        30831.90        31298.91
     04/28/95        31602.61        32031.73
$10,000 OVER TEN YEARS: Let's say you invested $10,000 in Fidelity Capital & Income Fund on April 30, 1985. As the chart shows, by April 30, 1995, the value of your investment would have grown to $31,603 - a 216.03% increase on your initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $32,032 - a 220.32% increase.
The fund will now compare its performance to that of the Merrill Lynch High Yield Master Index rather than the Salomon Brothers Long Term High Yield Index. Previously, the Merrill Lynch High Yield Master Index was not available for comparison since it did not have the required performance history.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move
in the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED APRIL 30,

      1995                     1994   1993   1992   1991

Dividend return                9.01%    9.34%    8.25%    12.72%   11.69%

Capital appreciation  return   -4.38%    3.12%   11.78%   20.23%    3.13%

Total return                   4.63%    12.46%   20.03%   32.95%   14.82%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1995    PAST          PAST 6         PAST
                                MONTH         MONTHS         YEAR

Dividends per share             5.50(cents)   34.23(cents)   81.93(cents)

Annualized dividend rate        7.35%         7.79%          9.05%

30-day annualized yield         8.39%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.10 over the past month, $8.86 over the past six months and $9.05 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A late 1994 and early 1995 rally
sparked by diminished fears of
sharp interest rate increases
helped generate positive total
returns for high-yield bond
investors for the 12 months
ended April 30, 1995. The Merrill
Lynch High Yield Master Index
had a total return of 10.57% for
the period. High-yield issues
outpaced those in most other
U.S. bond markets. The Lehman
Brothers Aggregate Bond Index
- a broader measure of the
performance of taxable bonds in
the U.S. - returned 6.51% during
the same period. The Federal
Reserve Board, concerned that
an improving economy might
trigger higher inflation, raised the
fed funds rate - the rate banks
charge each other for overnight
loans - to 6.00% through
February 1995. Through much of
1994, these hikes ignited heavy
selling in all sectors of the bond
market. However, indications of
an economic slowdown and
muted inflation pushed yields on
benchmark Treasury issues
down during the first four months
of 1995. As a result, bond prices
rebounded. Continued strong
earnings reports also have had a
positive effect on credit quality
enhancement in the high-yield
market. In addition, the forces of
supply and demand have spurred
bond prices in the high-yield
market higher. While there has
been a limited supply of new
high-yield issues, demand has
increased, sparked in part by the
return of investors to U.S. markets
on the heels of Mexico's
December 1994 devaluation of
the peso.
An interview with David Breazzano, Portfolio Manager of Fidelity Capital & Income Fund
Q. DAVID, HOW DID THE FUND PERFORM?
A. For the 12 months ended April 30, 1995, the fund had a total return of 4.63%. That compared to the average high current yield fund which returned 5.54% for the same period, as tracked by Lipper Analytical Services.
Q. WHY DIDN'T THE FUND PERFORM AS WELL AS THE AVERAGE HIGH-YIELD FUND?
A. The fund's assets dropped by nearly one-third during the period due in large part to shareholder redemptions. As money went out of the fund, I was forced to sell some of its holdings - mostly junk bonds - in a down market. Redemptions continued to plague this and several other high-yield funds throughout most of 1994. Additionally, the fund is 20% in distressed debt, the debt of bankrupt companies, which performed poorly last year. Most other high-yield funds had much less or no investments in distressed companies.
Q. HAS THERE BEEN ANY IMPROVEMENT IN THE FUND'S DISTRESSED COMPANY HOLDINGS OVER THE PAST SIX MONTHS?
A. Yes, but not until fairly recently. Historically, November and December are difficult months for distressed debt, for a number of technical market reasons. That trend continued to hold true in 1994. However, by January distressed debt started a rebound that generally lasted until the end of the period. For example, Columbia Gas, which also languished in 1994, improved this year on the announcement that the company will reorganize.
Q. TWO OF THE FUND'S LARGEST HOLDINGS - NEXTEL AND US AIR - ALSO HAD PROBLEMS IN 1994. HOW HAVE THEY DONE SO FAR IN 1995?
A. Nextel detracted from the fund's performance last year, but made a positive contribution this year. The bonds of the wireless communications company fell after MCI backed down from its offer to purchase part of the company. But Craig McCaw, who started and grew his company, McCaw Cellular, into one of the most successful communications companies during the 1980s, made a substantial investment in Nextel this year. US Air bonds, which had suffered price declines when one of the carrier's planes crashed in Pittsburgh, also turned into a significant positive for the fund. The company recently announced cost-cutting agreements with its unions, and US Air bonds have enjoyed a nice rally this year.
Q. WHAT WAS YOUR STRATEGY WITH THE JUNK BOND PORTION OF THE FUND?
A. The junk bond portion of the fund remained relatively steady - at roughly 70% of the fund's assets - from January through April. While junk bond prices in general have risen quite a bit in 1995, there are some values out there still. One is Harrah's Jazz, which was one of the fund's larger holdings at the end of the period. The company is building the only land-based casino in New Orleans and its debt has a high coupon of 14.25% and will receive a percentage of the casino's cash flow.
Q. ARE YOU OPTIMISTIC THAT THE HIGH-YIELD MARKET CAN CONTINUE AT ITS RECENT STRONG PACE?
A. In my view, it has a lot to do with the economy and interest rates. The primary factor that's been driving the bond market rally is the anticipation that the economy is slowing. This has two implications for the junk bond market. If the economy slows, interest rates probably won't rise or may even fall. Either would probably be a positive for all bonds. Also, a relatively healthy economy might send interest rates higher. A less positive implication could be that a slower economy might mean that the credit quality of some high-yielding bonds deteriorates. However, I don't think we're in danger of experiencing default rates reaching 1990 and 1991 levels.
Q. WHAT CHANGES IN STRATEGY DO YOU SEE IN STORE OVER THE NEXT SIX MONTHS?
A. I'll continue to keep some cash on hand to meet any further redemptions. There has been some money coming into - rather than out of - the fund over the past couple of months. However, I'm still somewhat cautious. History suggests that following a year as bad as 1994, distressed companies can do well. As a result, I'll probably start adding more distressed companies.

FUND FACTS
GOAL: seeks income and
capital growth by investing
mainly in debt and equity
securities, with an emphasis
on lower-quality debt
securities
START DATE: November 1, 1977
SIZE: as of April 30, 1995,
more than $2.2 billion
MANAGER: David Breazzano,
since November 1990; also
co-manages Belmont Capital
Partners II, a private
bankruptcy fund; joined
Fidelity in 1990
(checkmark)
DAVID BREAZZANO ON THE ROLE OF
EQUITIES IN A HIGH-YIELD BOND
FUND:
"As of April 30, 1995, stocks
made up 13.7% of the fund's
total investments. Some of
these investments initially
were made in the bonds of
distressed companies. When
a bankrupt, or distressed,
company restructures, it
often issues stocks to
replace its debt. That's what
happened to holdings like
Thermadyne. I continue to
hold these securities
because I think their price
doesn't fully reflect their
value and they could
appreciate. I also buy some
stocks when I think they're
undervalued. That has two
benefits. First, since I
emphasize large companies
with familiar names, I've
added an element of liquidity
to the fund. Second, they
offer the potential for
significant price
appreciation."
DISTRIBUTIONS
A total of 3% of the dividends
distributed during the fiscal
year qualifies for the
dividends-received
deductions for corporate
shareholders. The fund will
notify shareholders in
January 1996 of the
applicable percentage for use
in preparing 1995 income tax
returns.
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF APRIL 30, 1995
(BY ISSUER, EXCLUDING REPURCHASE    % OF FUND'S    % OF FUND'S
AGREEMENTS)                         INVESTMENTS    INVESTMENTS
                                                   6 MONTHS AGO

Nextel Communications, Inc.         4.7            3.6

Thermadyne Holdings Corp.           4.4            5.2

NWCG Holdings Corp                  3.3            2.6

US Air, Inc. (various issues)       3.0            2.0

Bally's, Inc. (various issues)      2.9            4.5

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  6 MONTHS AGO

Media & Leisure                    16.9           17.3

Retail & Wholesale                 9.5            8.0

Utilities                          9.0            7.9

Industrial Machinery & Equipment   7.5            8.6

Construction & Real Estate         7.2            8.1

QUALITY DIVERSIFICATION AS OF APRIL 30, 1995
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa, Aa, A          0.3            0.0

Baa                 0.0            0.0

Ba                  3.1            1.0

B                   35.5           36.1

Caa, Ca, C          10.9           7.7

Nonrated            24.8           33.6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1995 AND OCTOBER 31, 1994, ACCOUNT FOR 24.4% AND 30.0%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION
AS OF APRIL 30, 1995* AS OF OCTOBER 31, 1994**
Row: 1, Col: 1, Value: 6.5
Row: 1, Col: 2, Value: 11.8
Row: 1, Col: 3, Value: 7.4
Row: 1, Col: 4, Value: 7.9
Row: 1, Col: 5, Value: 66.40000000000001
Row: 1, Col: 1, Value: 9.5
Row: 1, Col: 2, Value: 6.8
Row: 1, Col: 3, Value: 9.300000000000001
Row: 1, Col: 4, Value: 7.4
Row: 1, Col: 5, Value: 67.0
Nonconvertible
bonds 66.5%
Convertible bonds,
preferred stocks 7.9%
Common stocks 7.4%
Short-term
investments 11.8%
Other 6.4%
FOREIGN
INVESTMENTS 7.9%
Nonconvertible
bonds 67.0%
Convertible bonds,
preferred stocks 7.4%
Common stocks 9.3%
Short-term
investments 6.8%
Other 9.5%
FOREIGN
INVESTMENTS 5.3%
*
**
INVESTMENTS APRIL 30, 1995

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 68.1%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
CONVERTIBLE BONDS - 1.6%
BASIC INDUSTRIES - 0.2%
PAPER & FOREST PRODUCTS - 0.2%
Repap Enterprises, Inc. 8 1/2%, 8/1/97  - $ 4,270 $ 4,612
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Ampex Corp., Series C, 0%, 6/30/97  -  7,090  4,140
MEDIA & LEISURE - 0.8%
LODGING & GAMING - 0.8%
Argosy Gaming Co. 12%, 6/1/01  B3  3,760  3,741
Bally Entertainment Corp. 10%, 12/15/06  Caa  15,426  13,189
TOTAL MEDIA & LEISURE   16,930
RETAIL & WHOLESALE - 0.4%
APPAREL STORES - 0.4%
Dylex Ltd 9%, 8/15/00 (b)  - CAD 6,330  2,101
Merry-Go-Round Enterprises, Inc.,
0%, 5/16/97 (g)  -  8,914  6,774
  8,875
GROCERY STORES - 0.0%
Farm Fresh, Inc. 7 1/2%, 3/1/10  B3  600  343
TOTAL RETAIL & WHOLESALE   9,218
TOTAL CONVERTIBLE BONDS   34,900
NONCONVERTIBLE BONDS - 66.5%
AEROSPACE & DEFENSE - 3.1%
AEROSPACE & DEFENSE - 2.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03 (h)  B2  15,750  16,380
Fairchild Corp.:
12%, 10/15/01  B3  10,845  9,327
 13 1/8%, 3/15/06  B3  5,280  4,224
K & F Industries, Inc. 11 7/8%, 12/1/03  B1  7,190  7,280
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
RHI Holdings, Inc.:
11 7/8%, 3/1/99  B2 $ 13,970 $ 13,551
 11 7/8%, 3/1/99 (g)  -  2,570  2,486
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  5,700  5,928
  59,176
DEFENSE ELECTRONICS - 0.5%
Tracor, Inc. 10 7/8%, 8/15/01  B2  10,841  10,976
TOTAL AEROSPACE & DEFENSE   70,152
BASIC INDUSTRIES - 5.7%
CHEMICALS & PLASTICS - 2.2%
American Pacific Corp. 11%, 2/21/02 (h)  -  3,400  3,230
Lanesborough Corp. 12 3/8%, 3/15/97 (b)  Caa  5,345  1,336
NL Industries, Inc. 0%, 10/15/05 (e)  B2  31,750  22,423
Pioneer Americas Acquisition Corp. 13 3/8%,
4/1/05  B2  1,000  1,030
Trans Resources, Inc. 11 7/8%, 7/1/02 (h)  B2  22,700  20,430
  48,449
PACKAGING & CONTAINERS - 0.2%
Crown Packaging Holdings Ltd. 0%,
11/1/03 (e)  Caa  11,730  5,601
PAPER & FOREST PRODUCTS - 3.3%
Mail-Well Corp. 10 1/2%, 2/15/04  B-  8,000  7,040
Mail-Well Holdings, Inc 0%, 2/15/06 (e)  -  10,640  4,575
Repap Enterprises, Inc.:
euro 9 1/8%, 7/21/97(i)  -  10,539  10,433
 9 1/8%, 7/21/97 (i)  -  12,648  12,521
Repap New Brunswick, Inc. yankee 10 5/8%,
4/15/05  B2  15,340  15,570
Stone Container Corp.:
12 5/8%, 7/15/98  B1  16,100  17,489
 10 3/4%, 10/01/02  B1  5,000  5,263
  72,891
TOTAL BASIC INDUSTRIES   126,941
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONGLOMERATES - 0.1%
Jordan Industries, Inc. 10 3/8%, 8/1/03  B3 $ 1,640 $ 1,542
CONSTRUCTION & REAL ESTATE - 6.2%
BUILDING MATERIALS - 3.3%
Adience, Inc. 11%, 6/15/02  -  16,765  12,155
Building Materials Corp., America 0%,
7/1/04 (e)  B1  45,390  26,326
Corimon SA CA 9%, 2/14/00 (g)(i)  -  9,939  9,683
MVE, Inc. unit 12 1/2%, 12/15/02   B3  13,670  14,285
Nortek, Inc., 9 7/8%, 3/1/04  B3  12,500  11,750
USG Corp., Series B, 9 1/4%, 9/15/01  B1  1,222  1,211
  75,410
CONSTRUCTION - 1.3%
Baldwin Co. Series B, 10 3/8%, 8/1/03  B2  8,050  5,112
Greystone Homes, Inc. 10 3/4%, 3/1/04  B2  11,500  10,120
UDC Homes 11 3/4%, 4/30/03 (b)  B2  25,047  12,524
  27,756
REAL ESTATE - 0.8%
Cadillac Fairview, Inc. unit  (b)(g):
13 1/2%, 10/31/12   - CAD 59,641  1,759
 13.689%, 10/31/12  - CAD 15,679  463
Littlefield Co. 10%, 12/31/95 (g)  -  15,880  15,880
  18,102
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Mortgage & Realty Trust 7%, 12/31/95 (b)(i)  -  20,861  16,741
TOTAL CONSTRUCTION & REAL ESTATE   138,009
DURABLES - 1.6%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Aftermarket Technology Corp. Series B,
12%, 8/1/04  B3  11,360  12,042
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - CONTINUED
TEXTILES & APPAREL - 1.1%
Hat Brands, Inc.:
12 5/8%, 9/15/02  - $ 14,630 $ 15,398
 Series D, 12 5/8%, 9/15/02  -  3,960  4,168
Leslie Fay Companies, Inc. (b)(g):
9.53%, 1/15/00   -  4,290  2,488
 10.54%, 1/15/02  -  3,878  1,862
  23,916
TOTAL DURABLES   35,958
ENERGY - 1.2%
OIL & GAS - 1.2%
Mesa Capital Corp.:
0%, 6/30/96 (e)  Caa  5,032  4,818
 secured 0%, 6/30/98 (e)  Caa  14,606  14,022
Patrick Petroleum 10 3/4%, 5/10/98  -  4,500  4,478
Transamerican Refining Corp. 0%, 2/15/02 (i)   Caa  5,320  3,271
TOTAL ENERGY   26,589
FINANCE - 1.3%
INSURANCE - 0.4%
American Annuity Group, Inc. 11 1/8%, 2/1/03  B2  2,480  2,554
American Financial Corp. Ohio 12 1/4%,
9/15/03  -  5,567  5,706
  8,260
SAVINGS & LOANS - 0.5%
Centrust euro mortgage 0%, 2/15/10  AAA  50,600  7,717
Centrust Savings 0%, 2/15/10  AAA  13,000  1,983
Franklin Savings Association (Ottawa, Kan.)
0%, 12/12/19  Ca  49,400  2,717
  12,417
SECURITIES INDUSTRY - 0.4%
CBO Partners LP 12.55%, 12/15/04  -  13,500  8,775
TOTAL FINANCE   29,452
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 1.4%
MEDICAL FACILITIES MANAGEMENT - 1.4%
Integrated Health Services, Inc. 10%,
12/6/96 (b)  - $ 141 $ 1
National Medical Enterprises 10 1/8%, 3/1/05  Ba3  29,930  31,277
TOTAL HEALTH   31,278
HOLDING COMPANIES - 0.3%
New Street Capital Corp. unit 12%, 2/28/98 (g)  -  6,876  6,744
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
Alpine Group, Inc. 13 1/2%, 1/5/96 (g)  Caa  2,770  2,756
Exide Corp. 10%, 4/15/05 (h)  B1  2,500  2,538
Specialty Equipment Cos., Inc. 11 3/8%,
12/1/03  B3  29,550  29,550
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  -  17,891  17,176
 10 3/4%, 11/1/03  -  53,189  51,859
  103,879
POLLUTION CONTROL - 0.1%
Allied Waste Industries, Inc. 10 3/4%, 2/1/04  B3  3,000  3,060
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   106,939
MEDIA & LEISURE - 13.9%
BROADCASTING - 5.8%
Chancellor Broadcasting, Inc. 12 1/2%, 10/1/04  B3  3,340  3,357
Citicasters, Inc. 9 3/4%, 2/15/04  B-  12,500  12,313
Cooke Media Group, Inc. 11 5/8%, 4/1/99  -  1,540  1,448
NWCG Holdings Corp. 0%, 6/15/99  Caa  126,794  74,491
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  24,610  24,241
SCI Television, Inc. secured:
7 1/2%, 6/30/98 (i)  -  6,737  6,636
 11%, 6/30/05  B3  6,792  7,064
  129,550
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 6.6%
Bally's Casino Holdings, Inc. 10 1/2%, 6/15/98  B3 $ 52,015 $ 35,110
Bally Gaming International, Inc. 10 3/8%,
7/15/98  -  10,000  10,300
Boyd Gaming Corp. 10 3/4%, 9/3/03  B2  20,000  20,150
Grand Casino Resorts, Inc. gtd. 12 1/2%, 2/100  Ba3  1,330  1,393
Harrah's Jazz Co. 14 1/4%, 11/15/01  B1  48,000  52,320
Maritime Group Ltd. pay-in-kind 14%,
2/15/97 (b)(i)  -  9,525  4,286
Players International, Inc. 10 7/8%,
4/15/05 (h)  Ba3  22,430  22,598
Stratosphere Corp. 14 1/4%, 5/15/02  B2  6,640  6,773
  152,930
PUBLISHING - 0.0%
Maxwell Communications Corp. euro 5%,
6/16/95 (k)  Caa CHF 10  1
RESTAURANTS - 1.2%
American Restaurant Group, Inc.:
12%, 9/15/98  B2  2,120  1,865
 12%, 9/15/98 (New)  B2  7,550  6,644
Flagstar Corp. 11 1/4%, 11/1/04  Caa  23,460  19,003
  27,512
TOTAL MEDIA & LEISURE   309,993
NONDURABLES - 2.7%
BEVERAGES - 0.4%
Heileman Acquisition Corp. 9 5/8%, 1/31/04  B3  14,000  9,520
FOODS - 0.7%
Specialty Foods Corp. 11 1/4%, 8/15/03  Caa  14,750  14,529
HOUSEHOLD PRODUCTS - 1.6%
MacAndrews and Forbes Holding, Inc. s.f.
13%, 3/1/99  -  2,300  2,312
Revlon Consumer Products Corp. 10 1/2%,
2/15/03  B3  34,260  32,889
  35,201
TOTAL NONDURABLES   59,250
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 7.5%
APPAREL STORES - 1.4%
Apparel Retailers, Inc. 12 3/4%, 8/15/05  Caa $ 26,450 $ 16,135
Lamont's Apparel Corp. 10 1/4%,
11/1/99 (b)(h)  -  18,686  9,623
Merry-Go-Round Enterprises, Inc. 7.09%,
9/1/03 (b)(g)   -  7,500  5,700
  31,458
GROCERY STORES - 2.4%
Dominicks Fine Foods 10 7/8%, 5/1/05 (h)  B3  4,360  4,404
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  B3  2,860  2,924
 12 5/8%, 6/15/02  B3  3,455  3,654
 0%, 11/1/03 (e)  B3  21,240  12,000
Purity Supreme, Inc. 11 3/4%, 8/1/99  B3  27,750  29,970
  52,952
RETAIL & WHOLESALE, MISC - 3.7%
Barrys Jewelers, Inc. 11%, 12/22/00  -  26,692  26,158
Finlay Fine Jewelry Corp. 10 5/8%, 5/1/03  B1  1,530  1,461
Rickel Home Centers, Inc. unit
13 1/2%, 12/15/01  B2  10,000  9,700
Town & Country Corp.:
11 1/2%, 9/15/97  B1  1,041  588
 13%, 5/31/98  B3  12,623  4,807
Zale Delaware, Inc. 11%, 7/30/00  B3  41,716  40,569
  83,283
TOTAL RETAIL & WHOLESALE   167,693
SERVICES - 2.3%
LEASING & RENTAL - 2.2%
GPA Delaware, Inc.:
8 1/2%, 3/3/97  -  27,100  23,780
 gtd. 8 3/4%, 12/15/98  Caa  2,140  1,696
 8 5/8%, 1/15/99  -  17,500  12,863
Scotsman Holdings, Inc. pay-in-kind
11%, 3/1/04  -  12,006  10,187
  48,526
SERVICES - 0.1%
La Petite Holdings Corp. secured 9 5/8%,
8/1/01  B3  4,390  3,754
TOTAL SERVICES   52,280
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 1.2%
ELECTRONICS - 1.2%
Berg Electronics, Inc. 11 3/8%, 5/1/03  B3  25,820  26,982
TRANSPORTATION - 4.5%
AIR TRANSPORTATION - 3.8%
CHC Helicopter Corp. 11 1/2%, 7/15/02  B3  8,910  7,262
Continental Airlines, Inc. 2nd priority secured
equipment certificate 11%, 3/15/00 (b)  Caa  2,070  --
NWA Inc. 8 5/8%, 8/1/96  B2  9,100  9,055
US Air, Inc.:
9 5/8%, 2/1/01  B3  51,195  41,979
 10%, 7/1/03  B3  20,960  17,030
 9 5/8%, 9/1/03  B2  9,550  8,667
  83,993
RAILROADS - 0.5%
Transtar Holdings L.P./Transtar Cap Corp.,
Series B, 0%, 12/15/03 (e)  B-  20,230  11,732
TRUCKING & FREIGHT - 0.2%
St. Johnsbury Trucking Co. unit 11%,
7/15/98 (b)(g)  -  7,550  5,285
TOTAL TRANSPORTATION   101,010
UTILITIES - 8.7%
CELLULAR - 5.5%
Dial Call Communications, Inc. 0%, 4/15/04 (e)  Caa  19,780  9,692
In Flight Phone 0%, 5/15/02 unit (e)(h)  -  12,000  7,978
Nextel Communications, Inc. 0%, 8/15/04 (e)  B3  211,790  104,307
  121,977
ELECTRIC UTILITY - 2.4%
Del Norte Funding Corp. secured leasing oblig.
11 1/4%, 1/2/14 (b)  Ca  19,810  12,084
El Paso Funding Corp. lease oblig. (b):
9 3/8%, 10/1/96  Ca  3,780  2,334
 9 1/5%, 7/2/97  Ca  3,000  1,860
 10 3/8%, 1/2/11  Ca  19,330  11,936
 10 3/4%, 4/1/13  Ca  39,440  24,354
  52,568
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
GAS - 0.8%
Columbia Gas Systems, Inc. (b):
9.07%, 1/12/00  - $ 1,070 $ 1,498
 9.24%, 12/30/14  -  2,500  3,525
 9.30%, 12/18/19  Caa  1,200  1,695
 tranche #5, 9.35%, 9/12/01  Caa  2,000  2,830
 tranche #13, 9 1/4%, 9/30/04  Caa  1,000  1,410
 tranche #18, 9 1/2%, 10/10/19  B1  5,500  7,823
  18,781
TOTAL UTILITIES   193,326
TOTAL NONCONVERTIBLE BONDS   1,484,138
TOTAL CORPORATE BONDS
(Cost $1,577,871)   1,519,038
COMMERCIAL MORTGAGE SECURITIES - 1.6%
ACP Mortgage LP commercial floater Series F,
7.24729%, 2/28/28 (h)(i)  B  2,813  1,983
Lennar Central Partners L.P. commercial series
1995-1 Class F, 11.70% 5/15/05 (h)  -  5,000  4,974
New England Mutual Life Insurance Co. commercial
Series 1993-1 Class D, 8%, 12/15/23 (h)  Ba2  10,004  7,903
Resolution Trust Corp. commercial Series:
1994-C2 Class F, 8%, 4/25/25  Aaa  7,772  6,538
 1994-C1 Class E, 8%, 6/25/26  BB  7,847  6,221
SML, Inc. commercial Series 1994-C1 Class B-3,
11.69%, 9/18/99  -  4,800  4,385
Structured Asset Securities Corp. commercial
Series 1995-C1 Class E, 7 3/8%, 9/25/24 (h)  BB  6,500  4,491
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $35,685)   36,495
COMMON STOCKS - 7.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.0%
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. (a)  78,000 $ 1,014
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc. (Trivest/Winston) (a)(g)  33,115  190
Plastic Specialties & Technology, Inc. (a)  2,500  --
Rexene Corp. (a)  90,900  1,148
  1,338
IRON & STEEL - 0.0%
LTV Corp. (a)  1,105  16
PAPER & FOREST PRODUCTS - 0.2%
Mail-Well Holdings, Inc. (a)  53,200  319
Repap Enterprises, Inc. (a)  694,400  4,865
  5,184
TOTAL BASIC INDUSTRIES   6,538
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.1%
Standard Brands Paint Co. (a)(f)(g)  7,630,307  3,052
Waxman Industries, Inc. (warrants) (a)  420,000  105
  3,157
CONSTRUCTION - 0.1%
Hillsborough/Jim Walter Corp. $5.00 (a)  34,280  -
U.S. Home Corp. (a)  167,206  3,051
  3,051
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Prime Retail, Inc.  111,000  1,374
TOTAL CONSTRUCTION & REAL ESTATE   7,582
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
HM/Hat Brands Trust Class I unit (a)(f)(g)  1,980,000 $ 1,980
Hat Brands, Inc. (warrants) (a)(g)  246,278  2,709
TOTAL DURABLES   4,689
ENERGY - 0.1%
ENERGY SERVICES - 0.1%
Welltech, Inc. (a)(f)(g)  31,958  2,748
OIL & GAS - 0.0%
Patrick Petroleum Co. (warrants) (a)  460,000  92
TOTAL ENERGY   2,840
FINANCE - 0.1%
INSURANCE - 0.1%
American Annuity Group, Inc.   190,000  1,876
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
ELECTRICAL EQUIPMENT - 0.4%
Ampex, Inc. (a):
Class A  602,265  1,129
 Class C (f)  3,470,204  6,507
 Class A (warrants)  662,447  1,242
 Class C (warrants)  206,879  388
  9,266
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Specialty Equipment Companies, Inc. (a)  222,947  2,759
Terex Corp. (rights) (a)   29,100  15
Thermadyne Holdings Corp. (a)(f)  2,252,642  29,565
  32,339
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   41,605
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 1.4%
BROADCASTING - 0.2%
Chancellor Trust Class I unit (a)(g)  273 $ 5,515
ENTERTAINMENT - 0.0%
Live Entertainment, Inc. (a)(g):
$2.00 (warrants)  256,000  64
 $2.72 (warrants)  244,706  61
  125
LODGING & GAMING - 1.2%
Bally's Gaming International, Inc. (a)   452,207  4,409
Bally's Gaming International, Inc. (warrants) (a)  300,000  2,063
Bally's Grand, Inc. (warrants) (a)  117,265  733
Casino Magic Finance Corp. (warrants) (a)  19,500  -
Maritime Group Ltd. (warrants) (a)  103,320  1
Resorts International, Inc. Litigate
Trust Certificate (a)  77,112  -
Sun International Hotels Ltd. (a)(f)  464,451  16,256
Sun International Hotels Ltd., Class B  97,534  3,074
  26,536
TOTAL MEDIA & LEISURE   32,176
NONDURABLES - 0.7%
BEVERAGES - 0.3%
Heileman G. Brewing, Inc., Class 1 units (a)(f)(g)  400  6,400
TOBACCO - 0.4%
RJR Nabisco Holdings Corp.   320,000  8,760
TOTAL NONDURABLES   15,160
RETAIL & WHOLESALE - 1.3%
APPAREL STORES - 0.0%
Lamont's Apparel, Inc. (a)  307,603  96
Lamont's Apparel, Inc. (warrants) (a)  562,033  -
Merry-Go-Round Enterprises, Inc. (a)  1,258,700  1,180
  1,276
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.6%
Federated Department Stores, Inc. (a)  612,260 $ 12,934
Federated Department Stores, Inc.,
Series A (warrants) (a)  20,055  90
  13,024
GROCERY STORES - 0.0%
FF Holdings Corp. (a)(f)(g)  11,900  24
Grand Union Capital Corp., Class B (a)  1,506  -
Little Rock Groceries, Inc. (warrants) (a)  51  -
Purity Supreme, Inc. (warrants) (a)(g)  55,961  1
  25
RETAIL & WHOLESALE, MISC - 0.7%
Art Store Holding Company (a)(f)(g)  842  2,526
Barrys Jewelers, Inc. (a)(f)  380,545  1,284
Barrys Jewelers, Inc. (warrants) (a)  47,568  12
Crown Books Corp. (a)(f)  376,600  5,178
Little Switzerland, Inc. (a)(f)   634,076  2,853
Standard Brands Paint Property Holdings (a)(f)(g)  842  2,526
Zale Corp. LP unit (a)  1,768,285  427
  14,806
TOTAL RETAIL & WHOLESALE   29,131
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
Scotsman Holdings, Inc. (a)  88,173  1,154
SERVICES - 0.0%
Vestar/LPA Investment Corp. (a)  2,550  66
TOTAL SERVICES   1,220
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 0.7%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Intelogic Trace, Inc. (a)(f)  3,931,987 $ 40
ELECTRONICS - 0.7%
AMP, Inc.   300,000  12,825
Berg Electronics Holdings Corp. (a)(h)  502,637  2,513
  15,338
TOTAL TECHNOLOGY   15,378
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. (warrants) (a)  108,320  -
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.1%
Great Bay Power (a)  146,751  1,175
GAS - 0.2%
Columbia Gas System, Inc. (The) (a)  134,400  3,965
UGI Corp. (warrants) (a)  81,500  12
  3,977
TOTAL UTILITIES   5,152
TOTAL COMMON STOCKS
(Cost $209,586)   164,361
PREFERRED STOCKS - 6.3%
CONVERTIBLE PREFERRED STOCKS - 2.1%
CONSTRUCTION & REAL ESTATE - 0.7%
BUILDING MATERIALS - 0.4%
Corimon SA CA, Series A (a)(g)  516,129  8,129
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prime Retail, Inc. 2 1/8%, Class B  400,000  6,800
TOTAL CONSTRUCTION & REAL ESTATE   14,929
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
ENERGY - 1.0%
OIL & GAS - 1.0%
Atlantic Richfield Co. exchangeable $.5575  837,000 $ 21,553
Patrick Petroleum Co., Series B  57,300  372
TOTAL ENERGY   21,925
FINANCE - 0.1%
BANKS - 0.1%
First City Bancorporation of Texas, Inc. $5.50, Series B 35,000 1,068 INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Alpine Group, Inc., 8% (a)  9,874  444
RETAIL & WHOLESALE - 0.3%
GROCERY STORES - 0.3%
Supermarkets General Holdings Corp.
exchangeable pay-in-kind $3.52 (a)  274,736  7,143
RETAIL & WHOLESALE, MISC - 0.0%
Town & Country Corp.  (a)  634,076  476
TOTAL RETAIL & WHOLESALE   7,619
SERVICES - 0.0%
La Petite Holdings Corp. exchangeable (a)  41,200  1,030
TOTAL CONVERTIBLE PREFERRED STOCKS   47,015
NONCONVERTIBLE PREFERRED STOCKS - 4.2%
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
UDC Homes, Inc. prime exchangeable  148,144  222
ENERGY - 2.4%
OIL & GAS - 2.4%
Gulf Canada Resources Ltd. (a)(g)  220,666  634
Gulf Canada Resources Ltd. Series 1, adj. rate  18,695,804  52,582
TOTAL ENERGY   53,216
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Integrated Health Services, Inc., Series A (a)  1,404 $ -
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
ELECTRICAL EQUIPMENT - 0.6%
Ampex Corp., 8% (a)(g)  23,995  13,227
MEDIA & LEISURE - 0.8%
BROADCASTING - 0.8%
Panamsat Corp., 12 3/4% (a)  17,157  17,414
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Intelogic Trace, Inc., 10% (a)  645,723  969
ELECTRONICS - 0.4%
Berg Electronics Holding Corp. $3.4687, Series E  314,284  8,644
TOTAL TECHNOLOGY   9,613
TOTAL NONCONVERTIBLE PREFERRED STOCKS   93,692
TOTAL PREFERRED STOCKS
(Cost $152,175)   140,707
PURCHASED BANK DEBT - 4.8%
  PRINCIPAL
  AMOUNT (C) (000S)
Cadillac Fairview Corp. (b):
funded U.S. letter of credit  CAD $ 56 $ 51
 revolving loan  CAD 3,542  2,403
 term loan  CAD 23,312  16,987
Calton, Inc. 7%, 6/1/95 (b)   11,086  7,760
El Paso Electric Co. secured loan (b)   10,050  9,748
Intelogic Trace Postpetition Loan   4,657  4,657
Isosceles PLC 0%, 6/30/98 term loan (b)   GBP 192  96
PURCHASED BANK DEBT - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (C) (000S) (000S)
Leslie Fay Cos., Inc. (b):
 revolving loan  $ 4,351 $ 2,524
 term loan   4,933  2,861
Merry-Go-Round Enterprises, Inc., trade claim (b)   11,966  9,094
Somerfield Holdings Ltd.:
revolving loan  GBP 2,218  3,012
 term loan  GBP 5,040  6,418
Standard Brands Paint Co.:
 2nd mtg.   4,428  4,429
 3rd mtg   4,251  4,251
TAK Communications term loan (b)   30,446  29,229
Trivest 1992 Special Fund Ltd. loan   11.4 (j)  2,900
Welltech, Inc. term loan secured 12%, 1/7/98   1,404  1,405
TOTAL PURCHASED BANK DEBT
(Cost $98,267)   107,825
REPURCHASE AGREEMENTS - 11.8%
 MATURITY
 AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.93%,
dated 4/28/95 due 5/1/95  $ 263,680  263,550
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,337,134)  $ 2,231,976
CURRENCY ABBREVIATIONS
GBP - British pound
CAD - Canadian dollar
CHF - Swiss franc
LEGEND
(a) Non-income producing
(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(f) Affiliated company (see Note 5 of Notes to Financial Statements).
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Alpine Group, Inc.
 13 1/2%, 1/5/96 1/4/95 $ 2,723
Ampex Corp. 8% 2/16/95 $ 12,598
Art Store Holding
 Company 2/15/95 $ 2,618
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/94 $ 39
Cadillac Fairview,
 Inc. unit :
 13 1/2%,
 10/31/12 8/11/94
  to 12/30/94 $ 7,860
 13.689%,
 10/31/12 8/11/94
  to 12/30/94 $ 2,066
Chancellor Trust
 Class1 unit 10/12/94 $ 5,515
Corimon SA CA:
 Series A 2/13/95 $ 8,000
 9%, 2/14/00 2/13/95 $ 9,939
FF Holdings Corp. 10/2/92
  to 1/14/94 $ 48
Gulf Canada
 Resources Ltd. 10/15/93
  to 8/31/94 $ 550
HM/Hat Brands Trust
 Class 1 unit 2/22/94 $ 1,980
Hat Brands, Inc
 (warrants) 9/2/92
  to 2/23/94 $ -
Heileman G Brewing,
 Inc. Class 1 units 1/21/94 $ 8,019
Leslie Fay
 Companies, Inc.:
 9.53%, 1/15/00 7/19/93 $ 3,250
 10.54%, 1/15/02 7/19/93
  to 11/11/93 $ 2,565
Littlefield Co. 10%,
 12/31/95 2/28/94 $ 15,880

 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Live Entertainment, Inc.:
 $2.00 (warrants) 3/23/94 $ 244
 $2.72 (warrants) 3/23/93 $ 146
Merry-Go-Round
 Enterprises, Inc.:
 7.09%, 9/1/03 3/21/94 $ 6,457
 0%, 5/16/97 3/2/94
  to 3/24/94 $ 7,680
New Street
 Capital Corp. unit
 12%, 2/28/98 2/25/94
  to 2/15/95 $ 6,876
Purity Supreme, Inc.
 (warrants) 4/25/95 $ 1
RHI Holdings
 11 7/8%,
 3/1/99 10/16/92
  to 12/8/93 $ 2,313
St. Johnsbury
 Trucking Co.
 unit 11%, 7/15/98 2/1/93 $ 7,550
Standard Brands
 Paint Co. 6/14/93 $ 20,956
Standard Brands Paint
 Property Holdings 2/15/95 $ 2,526
Welltech, Inc. 6/14/91
  to 1/20/94 $ 3,863
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $109,045,000 or 4.8% of net assets.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Represents number of units held.
(k) Non-income producing - the company moved to seek a court appointed administrator under British bankruptcy law.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.3% AAA, AA, A 0.7%
Baa 0.0% BBB  0.5%
Ba 3.1% BB  3.5%
B 35.5% B  31.2%
Caa 8.4% CCC  9.8%
Ca, C 2.5% CC, C  0.0%
  D  1.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.The percentage not rated by either S&P or Moody's amounted to 22.4% including long-term debt categorized as other securities. FMR has determined that unrated debt securities that are lower quality account for 22.4% of the total value of investment in securities.
INCOME TAX INFORMATION
At April 30, 1995, the aggregate cost of investment securities for income tax purposes was $2,337,392,000. Net unrealized depreciation aggregated $105,416,000, of which $95,146,000 related to appreciated investment securities and $200,562,000 related to depreciated investment securities. At April 30, 1995, the fund had a capital loss carryforward of approximately $65,200,000, all of which will expire on April 30, 1999. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER SHARE AMOUNTS) APRIL 30, 1995

ASSETS

Investment in securities, at value (including repurchase                     $ 2,231,976
agreements of $263,550) (cost $2,337,134) -
See accompanying schedule

Cash                                                                          6,396

Receivable for investments sold                                               63,293

Dividends receivable                                                          911

Interest receivable                                                           35,724

Redemption fees receivable                                                    4

Other receivables                                                             43

 TOTAL ASSETS                                                                 2,338,347

LIABILITIES

Payable for investments purchased                                 $ 78,379

Distributions payable                                              1,810

Accrued management fee                                             1,298

Other payables and accrued expenses                                588

 TOTAL LIABILITIES                                                            82,075

NET ASSETS                                                                   $ 2,256,272

Net Assets consist of:

Paid in capital                                                              $ 2,382,958

Undistributed net investment income                                           45,443

Accumulated undistributed net realized gain (loss) on                         (66,722)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                 (105,407)
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 246,062 shares outstanding                                   $ 2,256,272

NET ASSET VALUE, offering price and redemption price                          $9.17
per share ($2,256,272 (divided by) 246,062 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1995

INVESTMENT INCOME                                                          $ 8,102
Dividends (including $12 received from affiliated issuers)

Interest                                                                    191,338

 TOTAL INCOME                                                               199,440

EXPENSES

Management fee                                                $ 16,899

Transfer agent:                                                4,834
Fees

 Redemption fees                                               (141)

Accounting fees and expenses                                   588

Non-interested trustees' compensation                          14

Custodian fees and expenses                                    244

Registration fees                                              28

Audit                                                          114

Legal                                                          317

Miscellaneous                                                  29

 TOTAL EXPENSES                                                             22,926

NET INVESTMENT INCOME                                                       176,514

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of      46,104
$(4,303) on sales of investment in affiliated issuers)

 Foreign currency transactions                                 397          46,501

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                         (141,657)

 Assets and liabilities in foreign currencies                  (249)        (141,906)

NET GAIN (LOSS)                                                             (95,405)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 81,109
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          APRIL 30,     APRIL 30,
                                                          1995          1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 176,514     $ 179,285
Net investment income

 Net realized gain (loss)                                  46,501        227,262

 Change in net unrealized appreciation (depreciation)      (141,906)     (130,683)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           81,109        275,864
FROM OPERATIONS

Distributions to shareholders                              (164,874)     (195,145)
From net investment income

 In excess of net investment income                        (54,199)      (31,659)

 TOTAL DISTRIBUTIONS                                       (219,073)     (226,804)

Share transactions                                         451,397       1,492,000
Net proceeds from sales of shares

 Reinvestment of distributions                             189,645       196,671

 Cost of shares redeemed                                   (982,932)     (1,132,066)

 Redemption fees                                           2,603         3,994

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (339,287)     560,599
FROM SHARE TRANSACTIONS

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (477,251)     609,659

NET ASSETS

 Beginning of period                                       2,733,523     2,123,864

 End of period (including undistributed net investment    $ 2,256,272   $ 2,733,523
income of $45,443 and $54,175, respectively)

OTHER INFORMATION
Shares

 Sold                                                      49,736        152,114

 Issued in reinvestment of distributions                   20,933        20,179

 Redeemed                                                  (109,523)     (115,846)

 Net increase (decrease)                                   (38,854)      56,447


FINANCIAL HIGHLIGHTS

                               YEARS ENDED APRIL 30,

                               1995                    1994      1993      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 9.590                 $ 9.300   $ 8.320   $ 6.920   $ 6.710
of period

Income from Investment          .814                    .871      .645      .725      .722
Operations
Net investment income

 Net realized and               (.427)                  .249      .942      1.418     .196
unrealized gain (loss)

 Total from investment          .387                    1.120     1.587     2.143     .918
operations

Less Distributions              (.617)                  (.730)    (.619)    (.746)    (.708)
From net investment
income

 In excess of net               (.202)                  (.119)    -         -         -
investment income

 Total distributions            (.819)                  (.849)    (.619)    (.746)    (.708)

Redemption fees added           .012                    .019      .012      .003      -
to paid in capital

Net asset value, end           $ 9.170                 $ 9.590   $ 9.300   $ 8.320   $ 6.920
of period

TOTAL RETURN                    4.63%                   12.46%    20.03%    32.95%    14.82%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 2,256                 $ 2,734   $ 2,124   $ 1,579   $ 953
(in millions)

Ratio of expenses to            .96%                    .97%      .91%      .80%      .81%
average net assets

Ratio of net investment         7.38%                   6.78%     7.45%     9.77%     11.26%
income to average
net assets

Portfolio turnover rate         78%                     100%      102%      132%      108%


NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1995


1. SIGNIFICANT ACCOUNTING
POLICIES.
Fidelity Capital & Income Fund (the fund) is a fund of Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, partnerships, capital loss carryforwards, non-taxable dividends and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain loss. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 365 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. A portion of the fee is accounted for as a reduction of transfer agent expenses. This portion of the redemption fee is used to offset the transaction costs and other expenses that short-term trading imposes on the fund and its shareholders. The remainder of the redemption fee is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY
CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses
2. OPERATING POLICIES -
CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. FMR, the fund's investment adviser, is responsible for determining that the value of these underlying securities remains at least equal to the resale price.
RESTRICTED SECURITIES. The fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if these securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $111,666,000 or 4.9% of net assets.
LOANS AND OTHER DIRECT DEBT
INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $107,825,000 or 4.8% of net assets.
3. PURCHASES AND SALES
OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,691,437,000 and $2,202,236,000, respectively, of which U.S. government and government agency obligations aggregated $92,303,000 and $93,131,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1325% to .3700% for the period May 1, 1994 to July 31, 1994 and .1200% to .3700% for the period August 1, 1994 to April 30, 1995. In the event that these rates were lower than the contractual rates in effect during those periods, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .55%. For the period, the management fee was equivalent to an annual rate of .71% of average net assets.
DISTRIBUTION AND SERVICE PLAN.
Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $57,000 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period May 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $36,000 for the period.
5. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Adience, Inc.  $ - $ 444 $ - $ -
AirTran Corp.   -  2,831  12  -
Ampex, Inc. Class C (a)   7,808  -  -  6,507
Art Store Holding Company (a)   2,526  -  -  2,526
Bally's Grand, Inc.   -  12,142  -  -
Barry's Jewelers, Inc. (a)   -  -  -  1,284
Calton, Inc.   22  5,455  -  -
Crown Books Corp. (a)   -  -  -  5,178
Electromedics, Inc.   -  3,703  -  -
FF Holdings Corp. (a)   -  -  -  24
Grand Casinos, Inc.   -  1,637  -  -
HM/Hat Brands Trust
 Class I units (a)   -  -  -  1,980
Heileman G. Brewing, Inc.,
 Class 1 units (a)   -  -  -  6,400
Intelogic Trace, Inc. (a)   437  -  -  40
Little Switzerland, Inc. (a)   3,999  -  -  2,853
Petrolane, Inc. Class B   -  5,511  -  -
Resorts International, Inc.   3,964  7,138  -  -
Standard Brands Paint Co. (a)   -  -  -  3,052
Standard Brands Paint Property
 Holdings (a).   2,526  -  -  2,526
Sun International Hotels Ltd. (a)         16,256
Thermadyne Holdings Corp. (a)   -  -  -  29,565
Town & Country Jewelry
 Manufacturing Corp. Class A   -  4,466  -  -
Welltech, Inc. (a)   -  -  -  2,748
TOTALS  $ 21,282 $ 43,327 $ 12 $ 80,939
(a) Non-income producing
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Summer Street Trust: Fidelity Capital & Income Fund, including the schedule of portfolio investments, as of April 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Summer Street Trust: Fidelity Capital & Income Fund as of April 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 12, 1995
INVESTMENT ADVISER
Fidelity Management & Research Company, Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
David J. Breazzano, Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Stephen P. Jonas, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann*
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
Short-Term Bond
Short-Term World Income
Spartan Ginnie Mae
(registered trademark)
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Long-Term Government
Spartan Short-Term Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE
FIDELITY CAPITAL & INCOME FUND
 82 DEVONSHIRE STREET
 BOSTON, MASSACHUSETTS 02109
The following information corrects the description of the first security listed on Page 15 and the description of the first security listed on Page 26.
The description of the first security listed on Page 15 should be Integrated Healthcare Facilities LP 10%, 12/6/96 (b). The description of the first security listed on Page 26 should be Integrated Healthcare Facilities LP Series A (a).